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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2910

Madison Mosaic Government Money Market Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Mosaic Government Money Market

Portfolio of Investments - December 31, 2007 (unaudited)

	Principal Amount	Amortized Value

US GOVERNMENT AGENCY OBLIGATIONS: 99.0% of Net Assets

Federal Farm Credit Bank, 4.44%, 1/18/08	$1,000,000	$997,891
Federal Farm Credit Bank, 4.43%, 1/29/08	750,000	747,401
Federal Home Loan Bank, 4.46%, 1/15/08	1,000,000	998,258
Federal Home Loan Bank, 4.26%, 1/16/08	750,000	748,666
Federal Home Loan Bank, 4.94%, 1/25/08	1,000,000	996,667
Federal Home Loan Bank, 4.33%, 1/30/08	1,700,000	1,694,068
Federal Home Loan Bank, 4.55%, 2/25/08	1,500,000	1,489,507
Federal Home Loan Bank, 4.60%, 2/27/08	1,750,000	1,737,736
Federal Home Loan Bank, 4.16%, 3/14/08	1,000,000	991,556
Federal Home Loan Bank, 4.43%, 3/26/08	1,000,000	989,477
Freddie Mac, 4.32%, 1/04/08	1,000,000	999,639
Freddie Mac, 4.56%, 1/07/08	750,000	749,426
Freddie Mac, 4.88%, 1/31/08	1,000,000	995,899
Freddie Mac, 4.58%, 2/07/08	1,250,000	1,244,083
Freddie Mac, 4.94%, 2/11/08	750,000	745,732
Freddie Mac, 4.17%, 3/10/08	1,000,000	991,997
Freddie Mac, 4.27%, 3/20/08	750,000	742,954
Freddie Mac, 4.23%, 3/31/08	1,250,000	1,236,737
Freddie Mac, 4.20%, 4/11/08	750,000	741,138
Fannie Mae, 4.68%, 1/03/08	1,000,000	999,738
Fannie Mae, 4.21%, 2/04/08	1,250,000	1,245,023
Fannie Mae, 4.30%, 2/06/08	1,000,000	995,681
Fannie Mae, 4.24%, 2/08/08	1,500,000	1,493,271
Fannie Mae, 4.52%, 2/19/08	850,000	844,743
Fannie Mae, 4.28%, 2/20/08	1,000,000	994,041
Fannie Mae, 4.43%, 2/22/08	750,000	745,179
Fannie Mae, 4.18%, 3/05/08	1,000,000	992,557
Fannie Mae, 4.13%, 3/12/08	750,000	743,877
Fannie Mae, 4.29%, 3/17/08	800,000	792,733
Fannie Mae, 4.15%, 3/28/08	1,000,000	989,962
Fannie Mae, 4.20%, 4/04/08	1,000,000	989,026
Fannie Mae, 4.19%, 4/30/08	1,000,000	986,023

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $32,650,686)		$32,650,686

REPURCHASE AGREEMENT: 0.6% of Net Assets
With U.S. Bank National Association issued 12/31/07 at 3.1%, due 1/02/08, collateralized by $210,129 in United States Treasury Notes due 9/1/18. Proceeds at maturity are $206,035 (Cost $206,000)		206,000

TOTAL INVESTMENTS: (Cost $32,856,686)		$32,856,686

CASH AND RECEIVABLES LESS LIABILITIES: 0.4% of Net Assets		114,852

NET ASSETS: 100%		$32,971,538

CAPITAL SHARES OUTSTANDING		32,973,006

NET ASSET VALUE PER SHARE		1.00

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Government Money Market Trust

By: (signature)

W. Richard Mason, Secretary

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  February 21, 2008

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: February 21, 2008